Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Provision for Income Taxes	The components of the provision for income taxes are as follows:
	Year ended December 31,
(in thousands)	2025	2024	2023
Current tax – corporate national taxes	$-	$-	$-
Deferred tax	382,646	-	-
Taxes on income	$382,646	$-	$-

Schedule of Reconciliation of Effective Tax Rate	A reconciliation between the Company’s effective tax rate and the statutory rate are as follows:
	Year ended December 31,
	2025		2024		2023
	Amount	rate	Amount	rate	Amount	rate
Statutory tax	$372,180	23.00%	$(3,453)	23.00%	$(6,686)	23%
Permanent differences	90	0.01%	(160)	1.06%	(291)	1.00%
Exchange rate differences	8,996	0.55%	54	(0.36)%	880	(3.03)%
Change in valuation allowance	1,380	0.09%	3,559	(23.70)%	6,097	(20.97)%
Effective tax	$382,646	23.65%	$-	-%	$-	-%

Schedule of Deferred Tax Liabilities and Assets

Components of the Company’s deferred tax liabilities and assets are as follows:

	Year ended December 31,
(in thousands)	2025	2024
Tax assets in respect of:
Accrued employees’ and directors’ compensation	$627	$324
Stock based compensation	2,699	2,289
Research and development expenses	2,241	2,847
Intangible assets	134	137
Loss on disposal group of assets held for sale	-	177
Unrealized gains on digital assets	(382,646)	-
Net loss carryforward	32,972	31,520
Total deferred tax assets	(343,973)	37,294
Less - valuation allowance	(38,673)	(37,294)
Deferred tax liability	$(382,646)	$-